Fair Value Measurements - Schedule of Vesting Shares Liability (Details) - Subject Vesting Shares [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements - Schedule of Vesting Shares Liability (Details) [Line Items]
Balance beginning	$ 7,819,000
Change in fair value	(5,474,000)	(3,973,000)
Balance ending	$ 2,345,000	$ 7,819,000